Pension Plan	12 Months Ended
Dec. 31, 2020
Pension Plan
Pension Plan

(21) Pension Plan

Pursuant to the relevant PRC regulations, the Group is required to make contributions at a rate of 20% of employees’ salaries and wages to a defined contribution retirement scheme organized by the local Social Bureau in respect of the retirement benefits for the Group’s employees in the PRC. The total amount of contributions of RMB115 (US$18),  RMB1,474 and RMB1,592 for the year ended December 31, 2020, 2019 and 2018 respectively, was charged to administrative expenses in the accompanying consolidated statements of income. The Group has no other obligation to make payments in respect of retirement benefits of the employees.